Cover	May 13, 2025
Document Information Line Items
Entity Registrant Name	EDIBLE GARDEN AG INCORPORATED
Entity Central Index Key	0001809750
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	May 13, 2025
Entity Ex Transition Period	false
Entity File Number	001-41371
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	85-0558704
Entity Address Address Line 1	283 County Road 519
Entity Address City Or Town	Belvidere
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07823
City Area Code	908
Local Phone Number	750-3953
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	On May 14, 2025, the Edible Garden AG Incorporated (the “Company”) filed a Current Report on Form 8-K (the “Form 8-K”) with the Securities and Exchange Commission. The Form 8-K furnished as Exhibit 99.2 an Unaudited Pro Forma Balance Sheet as of March 31, 2025 (the “Pro Forma Financials”) to illustrate the expected impact to the Company’s balance sheet of the issuance of a series of preferred stock and other related transactions described in the Form 8-K. In connection with the Company’s compilation of its financial statements for the quarter ended June 30, 2025, the Company has concluded that the preferred stock should have been classified on the balance sheet in the Pro Forma Financials as mezzanine equity instead of permanent equity. Accordingly, stockholders should not rely on the Pro Forma Financials. The Company will present an updated balance sheet in its Form 10-Q for the quarterly period ended June 30, 2025. The Company is amending the Form 8-K to remove the Pro Forma Financials furnished as Exhibit 99.2. There are no other changes to the Form 8-K.
Common Stocks [Member]
Document Information Line Items
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	EDBL
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information Line Items
Security 12b Title	Warrants to purchase Common Stock
Trading Symbol	EDBLW
Security Exchange Name	NASDAQ